Income Tax Expense - Deferred Tax Charged to Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	$ 34,794		$ (7,016)	$ 17,005
Remeasurement of defined benefit obligations	(10,398)		4,183	(11,992)
Impact of change in tax rate				(887)
Total	$ 24,396	$ 869	$ (2,833)	$ 4,126